Investment Objectives and Goals	Feb. 19, 2026
Quantified Managed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Managed Income Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Managed Income Fund (the “Fund”) seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.
Quantified Alternative Investment Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Alternative Investment Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Alternative Investment Fund (the “Fund”) seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Quantified STF Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified STF Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified STF Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Tactical Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Tactical Fixed Income Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Tactical Fixed Income Fund (the “Fund”) seeks total return.
Quantified Evolution Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Evolution Plus Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Evolution Plus Fund (the “Fund”) seeks capital appreciation.
Quantified Common Ground Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Common Ground Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Common Ground Fund (the “Fund”) seeks total return.
Quantified Pattern Recognition Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Pattern Recognition Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Pattern Recognition Fund (the “Fund”) seeks capital appreciation.
Quantified Government Income Tactical Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Government Income Tactical Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Government Income Tactical Fund (the “Fund”) seeks high total return consistent with a moderate tolerance for risk.